Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for loan losses	$ 2,149	$ 2,276
Accrued retirement expense	1,148	1,190
Restricted stock	209	190
Interest income on nonaccrual loans	2	1
Lease liability	1,075	798
Total gross deferred tax assets	4,583	4,455
Deferred tax liabilities:
Deferred loan fees	263	284
Accumulated depreciation	563	873
Prepaid expenses	4	5
ROU Asset	1,060	787
Other	(55)	41
Unrealized gain on available for sale securities	29	1,611
Total gross deferred tax liabilities	1,864	3,601
Net deferred tax asset	$ 2,719	$ 854